9. RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions Tables
Related party transactions
(In thousands)
Loans to directors and officers
as a group at December 31, 2015	$5,543
Disbursements during 2016	1,847
Amounts collected during 2016	(1,948)
Loans to directors and officers
as a group at December 31, 2016	$5,442